INVESTMENTS IN UNCONSOLIDATED ENTITIES	12 Months Ended
Dec. 31, 2017
INVESTMENTS IN UNCONSOLIDATED ENTITIES
INVESTMENTS IN UNCONSOLIDATED ENTITIES

NOTE 8—INVESTMENTS IN UNCONSOLIDATED ENTITIES

Our investments in unconsolidated entities, recorded under the equity method of accounting in accordance with guidance in ASC 323, “Investments—Equity Method and Joint Ventures,” primarily consists of an ownership interest in Maui Timeshare Venture, LLC, a joint venture to develop and operate a Hyatt branded vacation ownership resort in Hawaii, and Vistana’s Harborside at Atlantis joint venture which performs sales, marketing and management services for a vacation ownership resort in the Bahamas. Our equity income from investments in unconsolidated entities, recorded in equity in earnings from unconsolidated entities in the accompanying consolidated statement of income, was $5 million for the year-ended December 31, 2016 and $4 million for each of the years ended December 31, 2017 and 2015.

Our ownership percentages of the Maui Timeshare Venture and Harborside investments are 33% and 50%, respectively, and ownership percentage of the other investments is 25%.  The carrying value of our investments in unconsolidated entities as of December 31, 2017 and 2016 were as follows (in millions):

	December 31,	December 31,
	2017	2016
Maui Timeshare Venture, LLC	$43	$42
Harborside at Atlantis	11	12
Other	1	5
Total	$55	$59

The change in Other investments from December 31, 2016 in the table above reflects the consolidation of our Great Destinations joint venture, as further discussed in Note 4.